This 497(e) filing supercedes the 497(e) submission, accession #
0000881512-00-000005, as filed with the SEC on March 14, 2000 at 4:53 P.M.

                                               March 22, 2000

                DREYFUS FLORIDA INTERMEDIATE MUNICIPAL BOND FUND
              Supplement to the Statement of Additional Information
                                Dated May 1, 1999

1. The following information replaces all contrary information contained in the sections of the Statement of Additional Information ("SAI") entitled "Description of the Fund", "Management of the Fund" and "Management Arrangements":

      Effective March 22, 2000, Dreyfus Service Corporation ("DSC") became the distributor to the Fund. DSC is located at 200 Park Avenue, New York, NY 10166.

2. The following information replaces the information contained in the section of the Statement of Additional Information ("SAI") entitled "Management of the Fund - Officers of the Fund":

Stephen E. Canter, President.   President, Chief Operating Officer, and Chief
                   ---------
      Investment Officer of the Manager, and an officer of other investment companies advised and administered by the Manager. Mr. Canter also is a Director or an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 54 years old.

Mark N. Jacobs, Vice President.   Vice President, General Counsel and
                --------------
      Secretary of the Manager, and an officer of other investment companies advised and administered by the Manager. He is 53 years old.

Joseph Connolly, Vice President and Treasurer. Director - Mutual Fund Accounting of the Manager, and an officer of other investment companies advised and administered by the Manager. He is 42 years old.

Michael A. Rosenberg, Secretary.   Associate General Counsel of the Manager,
                      ---------
      and an officer of other investment companies advised and administered by the Manager. He is 40 years old.

Steven F. Newman, Assistant Secretary.   Associate General Counsel and
                  -------------------
      Assistant Secretary of the Manager, and an officer of other investment companies advised and administered by the Manager. He is 50 years old.

Mark Kornfeld, Assistant Secretary.   Assistant General Counsel of the
               -------------------
      Manager, and an officer of other investment companies advised and administered by the Manager. From September 1993 to October 1998, Mr. Kornfeld was an Associate Attorney in the Litigation Group of Clifford
      Chance Rogers & Wells, LLP.   He is 32 years old.

Gregory S. Gruber, Assistant Treasurer.   Senior Accounting Manager -
                   -------------------
      Municipal Bond Funds of the Manager, and an officer of other investment companies advised and administered by the Manager. He is 40 years old.

      The address of each Fund officer is 200 Park Avenue, New York, NY 10166.